Investments - Financial Information of Weichai Ballard (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 13, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Current assets		$ 854,315	$ 229,526
Current liabilities		(52,091)	(64,516)
Foreign exchange gain (loss)		4,875	(420)
Carrying amount of investment		27,566	21,647
Net loss		(51,377)	(39,050)
Corporate share of net loss		$ 12,557	$ 11,059
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%	49.00%
Net assets		$ 35,746	$ 23,404
Incorporation costs		0	4
Foreign exchange gain (loss)		1,658	0
Carrying amount of investment		27,561	21,642	$ 13,989
Corporate share of net loss		12,495	10,580
Weichai Ballard JV | Weichai Ballard JV
Disclosure of joint ventures [line items]
Current assets		102,083	48,836
Non-current assets		178	15
Current liabilities		(26,701)	(553)
Non-current liabilities		(2,610)	(534)
Net assets		72,950	47,764
Incorporation costs		324	324
Elimination of unrealized profit on downstream sales, net of sale to third party		(8,509)	(2,716)
Foreign exchange gain (loss)		0	630
Carrying amount of investment		27,561	21,642
Revenue		15,765	6,950
Net loss		25,499	21,591
Corporate share of net loss		$ (12,495)	$ (10,580)